Related party transactions - Remuneration of directors and key management of the Company (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Related party transactions
Wages	$ 1,106,020	$ 1,364,939	$ 1,817,918
Share-based payments - capital stock	110,604	84,637	320,264
Share-based payments - stock options	18,146	104,255	283,844
Remuneration of directors and key management of the company	$ 1,234,770	$ 1,553,831	$ 2,422,026